Capital Structure, Financial Risk and Related Items - Fair Value Measurement (Details) - Net Book value - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketable Securities
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	kr 10,381	kr 8,819
Marketable Securities | Level 1 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	10,381	8,819
Other
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	371	1,081
Other | Level 1 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	344	1,067
Other | Level 3 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	kr 27	kr 14	kr 149